2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Muirfield Fund
Security
Description
Shares,
Contracts
or Principal
Amount ($)
Fair
Value ($)
Common Stocks (United States) — 67 .0%
Communication Services — 7.1%
Alphabet Inc - Class C ................. 163,587 46,926,567
AT&T Inc .......................... 12,488 362,027
Charter Communications Inc
(1)
........... 4,201 906,912
Comcast Corp ...................... 75,448 2,166,112
EverQuote Inc
(1)
..................... 58,580 903,304
IDT Corp .......................... 5,182 254,436
Meta Platforms Inc ................... 37,759 21,603,057
Netflix Inc
(1)
........................ 22,560 2,169,144
New York Times Co/The ................ 9,912 829,932
Omnicom Group Inc .................. 30,437 2,292,210
Verizon Communications Inc ............ 5,256 263,851
78,677,552
Consumer Discretionary — 3.3%
Abercrombie & Fitch Co
(1)
............... 6,068 554,433
Adient PLC
(1)
....................... 1,497 30,254
American Public Education Inc
(1)
.......... 5,940 337,867
BorgWarner Inc ..................... 17,327 940,163
Boyd Gaming Corp ................... 60,852 5,000,817
Brinker International Inc
(1)
.............. 2,644 377,484
Champion Homes Inc
(1)
................ 12,730 946,730
Crocs Inc
(1)
........................ 2,087 173,263
Deckers Outdoor Corp
(1)
................ 9,330 933,840
Five Below Inc
(1)
..................... 641 146,456
Frontdoor Inc
(1)
...................... 12,050 636,963
General Motors Co ................... 10,725 799,013
Hasbro Inc ........................ 3,480 325,728
J Jill Inc .......................... 2,242 25,693
O'Reilly Automotive Inc
(1)
............... 6,756 623,646
Perdoceo Education C Corp. ............. 2,221 82,643
Phinia Inc ......................... 17,312 1,184,833
Ralph Lauren Corp ................... 18,380 6,322,536
Ross Stores Inc ..................... 11,092 2,402,860
Strattec Security Corp
(1)
................ 2,439 191,071
Tapestry Inc ....................... 40,143 5,664,579
TJX Cos Inc/The ..................... 55,074 8,795,318
Ulta Beauty Inc
(1)
.................... 314 164,131
Visteon Corp ....................... 431 39,269
36,699,590
Consumer Staples — 0.9%
Cal-Maine Foods Inc .................. 15,661 1,239,568
Casey's General Stores Inc ............. 6,431 4,680,868
Dollar General Corp .................. 11,788 1,399,589
Kroger Co/The ...................... 6,693 484,306
Target Corp ........................ 13,501 1,636,321
Tyson Foods Inc ..................... 354 22,681
9,463,333
Energy — 3.9%
Antero Resources Corp
(1)
............... 1,730 73,421
Cheniere Energy Inc .................. 12,122 3,439,739
Chevron Corp ...................... 53,221 11,011,425
ConocoPhillips ...................... 9,117 1,203,444
Devon Energy Corp ................... 7,739 389,426
Diamondback Energy Inc ............... 10,341 2,045,346
EOG Resources Inc ................... 18,497 2,674,111
EQT Corp ......................... 4,471 284,534
Exxon Mobil Corp .................... 56,497 9,585,281
Marathon Petroleum Corp .............. 2,527 617,043
Phillips 66 ......................... 4,757 866,630
SLB Ltd .......................... 50,853 2,613,336
SM Energy Co ...................... 35,020 1,091,924
Targa Resources Corp ................. 5,669 1,421,388
TechnipFMC PLC .................... 46,558 3,218,555
Weatherford International PLC ........... 5,288 500,139
Williams Cos Inc/The ................. 37,125 2,701,958
43,737,700
Financials — 9.5%
Allstate Corp/The .................... 29,117 6,037,119
Ally Financial Inc .................... 76,122 2,986,266
Ameriprise Financial Inc ............... 14,646 6,508,682
Arch Capital Group Ltd
(1)
............... 5,549 532,649
Bank of New York Mellon Corp/The ........ 95,042 11,274,832
Berkshire Hathaway Inc
(1)
.............. 43,239 20,720,129
Capital One Financial Corp .............. 3,783 690,133
Customers Bancorp Inc
(1)
............... 44,587 3,094,784
Encore Capital Group Inc
(1)
.............. 693 48,593
Essent Group Ltd .................... 5,433 317,505
First American Financial Corp ............ 16,627 1,002,442
Interactive Brokers Group Inc ............ 5,277 353,928
Intercontinental Exchange Inc ............ 34,030 5,352,238
Jack Henry & Associates Inc ............ 57,993 9,165,214
Jackson Financial Inc ................. 10,224 1,080,881
Mastercard Inc ..................... 48,020 23,993,673
Morningstar Inc ..................... 26,620 4,500,111
Pathward Financial Inc ................ 548 48,898
PROG Holdings Inc ................... 7,086 203,297
State Street Corp .................... 29,291 3,707,069
Stewart Information Services Corp ........ 1,196 73,650
Synchrony Financial .................. 51,361 3,493,575
United Bankshares Inc/WV .............. 19,600 811,832
Westamerica BanCorp ................. 1,499 78,173
Wintrust Financial Corp ................ 759 105,456
106,181,129

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Health Care — 7.5%
AbbVie Inc ........................ 34,351 7,470,999
Amgen Inc ........................ 28,127 9,896,485
Bristol-Myers Squibb Co ............... 9,752 591,459
CareDx Inc
(1)
....................... 1,459 25,328
Cigna Group/The .................... 2,503 667,675
CVS Health Corp .................... 35,857 2,575,250
Elevance Health Inc .................. 8,775 2,568,881
Eli Lilly & Co ....................... 13,724 12,622,923
Encompass Health Corp ............... 411 39,756
Gilead Sciences Inc .................. 71,327 9,940,844
HCA Healthcare Inc ................... 3,075 1,455,213
Johnson & Johnson .................. 66,000 16,133,040
McKesson Corp ..................... 4,159 3,599,032
Merck & Co Inc ..................... 45,376 5,458,279
Natera Inc
(1)
........................ 11,529 2,305,685
Regeneron Pharmaceuticals Inc .......... 2,693 2,080,720
United Therapeutics Corp
(1)
............. 719 426,353
UnitedHealth Group Inc ................ 8,167 2,209,909
Universal Health Services Inc ............ 8,346 1,493,684
Vertex Pharmaceuticals Inc
(1)
............ 145 64,748
Zoetis Inc ......................... 21,840 2,581,706
84,207,969
Industrials — 9.2%
Acuity Inc ......................... 3,190 893,902
AECOM ........................... 14,382 1,219,881
Allegion plc ........................ 11,664 1,694,663
Allison Transmission Holdings Inc ......... 2,483 290,660
Argan Inc ......................... 135 73,528
ATI Inc
(1)
.......................... 531 77,239
Atmus Filtration Technologies Inc ......... 2,680 152,144
Blue Bird Corp
(1)
..................... 5,388 305,985
Caterpillar Inc ...................... 9,574 6,782,796
Comfort Systems USA Inc .............. 1,635 2,254,649
Cummins Inc ....................... 2,475 1,331,599
Delta Air Lines Inc ................... 69,454 4,617,302
EMCOR Group Inc .................... 150 110,746
EnerSys .......................... 3,501 608,194
Equifax Inc ........................ 24,125 4,344,189
FedEx Corp ........................ 17,210 6,129,858
Flowserve Corp ..................... 9,446 694,375
GE Vernova Inc ..................... 7,275 6,350,347
Generac Holdings Inc
(1)
................ 1,818 355,110
General Dynamics Corp ................ 60,861 20,888,712
Graco Inc ......................... 8,020 678,893
Howmet Aerospace Inc ................ 2,355 542,733
Hubbell Inc ........................ 1,100 539,814
Huntington Ingalls Industries Inc .......... 6,352 2,413,125
IDEX Corp ......................... 7,704 1,460,293
JB Hunt Transport Services Inc ........... 107 22,673
Johnson Controls International plc ......... 9,468 1,239,835
L3Harris Technologies Inc .............. 251 86,633
Lincoln Electric Holdings Inc ............. 3,315 825,700
Lockheed Martin Corp ................. 12,063 7,290,757
Mueller Industries Inc ................. 21,250 2,354,500
Nextpower Inc
(1)
..................... 1,397 168,408
Northrop Grumman Corp ............... 12,362 8,433,851
PACCAR Inc ........................ 3,394 392,007
Quanta Services Inc .................. 3,346 1,837,021
Rockwell Automation Inc ............... 13,036 4,678,360
RTX Corp ......................... 2,863 552,273
Sensata Technologies Holding PLC ........ 9,588 337,689
SkyWest Inc
(1)
...................... 3,180 292,019
Southwest Airlines Co ................. 27,615 1,037,496
TUTOR PERINI CORP .................. 2,050 158,239
United Airlines Holdings Inc
(1)
............ 52,371 4,821,798
United Parcel Service Inc ............... 11,267 1,108,447
V2X, Inc.
(1)
......................... 17,688 1,211,628
Valmont Industries Inc ................. 1,417 566,191
102,226,262
Information Technology — 22.6%
Amkor Technology Inc ................. 9,932 447,238
Amphenol Corp ..................... 44,178 5,581,890
Analog Devices Inc ................... 15,151 4,820,139
Apple Inc ......................... 209,051 53,055,053
Applied Materials Inc ................. 17,523 5,989,186
Avnet Inc ......................... 17,150 1,056,783
Broadcom Inc ...................... 39,762 12,306,737
Calix Inc
(1)
......................... 8,278 405,539
CDW Corp/DE ...................... 13,094 1,584,636
Ciena Corp.
(1)
....................... 1,307 507,417
Cisco Systems Inc ................... 75,450 5,854,166
Clear Secure Inc .................... 5,079 245,874
Corning Inc ........................ 23,290 3,166,741
Everpure Inc
(1)
...................... 9,024 532,777
Hut 8 Corp
(1)
....................... 25,696 1,205,399
KLA Corp ......................... 482 709,702
Lam Research Corp .................. 18,390 3,929,208
Micron Technology Inc ................ 26,499 8,952,422
Microsoft Corp ...................... 126,936 46,987,899
Motorola Solutions Inc ................. 13,455 5,839,066
NetScout Systems Inc
(1)
................ 2,900 92,191
NVIDIA Corp ....................... 320,305 55,861,192
Oracle Corp ........................ 18,587 2,734,334
PC Connection Inc ................... 677 39,578
Photronics Inc
(1)
..................... 132,793 5,366,165
QUALCOMM Inc ..................... 54,976 7,079,809
Sandisk Corp/DE
(1)
................... 439 278,914
SCANSOURCE INC
(1)
.................. 21,719 788,400
Skyworks Solutions Inc ................ 15,210 814,496
TD SYNNEX Corp .................... 24,472 4,128,671
Teradata Corp
(1)
..................... 11,601 297,334
Texas Instruments Inc ................. 37,167 7,215,601
TTM Technologies Inc
(1)
................ 3,553 346,133
Ubiquiti Inc ........................ 1,796 1,419,361
Viasat Inc
(1)
........................ 16,514 756,341

2026 Quarterly Report | March 31, 2026

The accompanying notes are an integral part of these financial statements.
Schedules of Investments
March 31, 2026 (unaudited)
Vistance Networks ................... 1,578 28,720
Western Digital Corp .................. 7,374 1,994,593
252,419,705
Materials — 1.2%
Anglogold Ashanti Plc ................. 11,117 1,082,351
Balchem Corp ...................... 250 42,370
CF Industries Holdings Inc .............. 637 82,708
Coeur Mining Inc
(1)
................... 35,222 661,117
Commercial Metals Co ................ 8,445 518,776
CRH PLC .......................... 6,495 682,754
Freeport-McMoRan Inc ................ 34,772 2,043,898
Kaiser Aluminum Corp ................. 2,320 279,583
Newmont Corp ..................... 49,011 5,305,441
Nucor Corp ........................ 782 132,236
Reliance Inc ....................... 4,565 1,387,395
Southern Copper Corp ................. 4,492 772,894
SSR Mining Inc
(1)
.................... 23,407 688,166
13,679,689
Real Estate — 1.3%
Simon Property Group Inc .............. 43,057 8,031,422
Sun Communities Inc ................. 55,572 6,999,849
15,031,271
Utilities — 0.5%
American Electric Power Co Inc .......... 16,173 2,119,957
Consolidated Edison Inc ............... 11,899 1,346,729
Edison International .................. 6,032 441,422
Eversource Energy ................... 18,485 1,280,641
NRG Energy Inc ..................... 3,668 536,041
ONE Gas Inc ....................... 1,466 126,266
5,851,056
Total Common Stocks (United States)
(Cost $ 591,917,077 ) ................ 748,175,256
Money Market Registered Investment Companies — 31 .4%
Meeder Government Money Market Fund ,
3.56%
(2)
........................ 350,311,372 350,311,371
Total Money Market Registered Investment
Companies
(Cost $ 350,311,371 ) ................ 350,311,371
Total Investments — 98 .4%
(Cost $ 942,228,448 ) ................ 1,098,486,627
Other Assets less Liabilities — 1 .6% ....... 17,509,870
Total Net Assets — 100 .0% ............. 1,115,996,497
Trustee Deferred Compensation
(3)
Meeder Balanced Fund - Retail Class ....... 7,637 102,713
Meeder Conservative Allocation Fund - Retail
Class .......................... 2,129 50,983
Meeder Dynamic Allocation Fund - Retail Class 20,561 298,336
Meeder Muirfield Fund - Retail Class ....... 17,098 168,929
Total Trustee Deferred Compensation
(Cost $ 530,343 ) ................... 620,961
Long
(Short)
Contracts
Expiration
Date
Notional
Value of
Contracts
($)
Value and
Unrealized
Appreciation
(Depreciation)
($)
Futures Contracts
Index Futures
Mini MSCI EAFE Futures -
June 2026 ........ 917 6/18/26 133,015,435 (2,127,713)
Mini MSCI Emg Mkt
Futures - June 2026 . 507 6/18/26 36,874,110 (1,403,050)
Russell 2000 Futures Mini
June 2026 ........ 212 6/18/26 26,629,320 (91,255)
S&P 500 Mini Futures
June 2026 ........ (217) 6/18/26 (71,292,637) (1,200,300)
S&P Mid Cap Futures
EMini June 2026 ... (30) 6/18/26 (10,189,500) (225,006)
Total Futures Contracts . 1,389 115,036,728 (5,047,324)
(1) Represents non-income producing securities.
(2) Investment in affiliate. The yield shown represents the 7-day yield in effect at March 31, 2026.
(3) Assets of affiliates to the Muirfield Fund held for the benefit of the Fund’s
Trustees in connection with the Trustee Deferred Compensation Plan.